Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		3/1/2019
	Collection Period Ending Date		3/31/2019
	Collection Period		29
	Payment Date		4/15/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	0.246066	$110,729,639.12	$25,153,483.77	$85,576,155.35
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$425,729,639.12	$25,153,483.77	$400,576,155.35
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$433,229,639.12	$25,153,483.77	$408,076,155.35
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$110,729,639.12	$146,716.77
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$425,729,639.12	$682,610.52
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,614,325.60
(21)	Principal Collections		$15,972,283.68
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$8,778,155.24
(24)	Liquidation Proceeds		$128,634.25
(25)	Recoveries		$73,624.15
(26)	Investment Earnings		$—
(27)	Total Collections		$26,567,022.92
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$26,567,022.92
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$361,024.70	$361,024.70	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$146,716.77	$146,716.77	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$1,903,483.77	$1,903,483.77	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$369,903.93	$369,903.93	$—
			$26,567,022.92	$26,567,022.92
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$1,903,483.77
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$25,153,483.77
	4. POOL INFORMATION
(53)	Pool Balance		$408,076,155
(54)	Number of Receivables Outstanding		42,966
(55)	Weighted Average Contract Rate		4.73%
(56)	Weighted Average Maturity		32.97
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$38,641.98
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(38,641.98)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$274,271.27	61	$4,496.25
(74)	Recoveries for Collection Period		$73,624.15	100	$736.24
(75)	Net Losses/(Recoveries) for Collection Period		$200,647.12
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$7,470,513.37
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.49803%

		3/31/2019	2/28/2019	1/31/2019	12/31/2018
(79)	Pool Balance at end of collection period	$408,076,155	$433,229,639	$456,567,827	$482,231,578
(80)	Number of receivables outstanding	42,966	44,694	46,134	47,603

(81)	Average month end Pool Balance	$420,652,897	$444,898,733	$469,399,703	$495,183,824
(82)	Realized Losses for Collection Period	$274,271	$366,114	$268,205	$284,196
(83)	Recoveries for Collection Period	$73,624	$72,863	$87,628	$114,236
(84)	Net Losses/(Recoveries) for Collection Period	$200,647	$293,252	$180,577	$169,960
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.782%	0.987%	0.686%	0.689%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.572%	0.791%	0.462%	0.412%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.554%

		3/31/2019	2/28/2019	1/31/2019	12/31/2018
(88)	Receivables 31-59 Days Delinquent	$3,260,773.13	$4,742,018.11	$5,323,136.93	$5,374,348.48
(89)	$ As % of Ending Pool Balance	0.799%	1.095%	1.166%	1.114%
(90)	# of Receivables	309	416	468	478
(91)	# As % of Ending Pool # of Receivables	0.719%	0.931%	1.014%	1.004%
(92)	Receivables 60-89 Days Delinquent	$999,446.43	$1,137,211.93	$946,021.45	$1,313,198.10
(93)	$ As % of Ending Pool Balance	0.245%	0.262%	0.207%	0.272%
(94)	# of Receivables	99	120	107	121
(95)	# As % of Ending Pool # of Receivables	0.230%	0.268%	0.232%	0.254%
(96)	Receivables 90 - 119 Days Delinquent	$382,187.91	$232,102.18	$498,946.86	$526,028.65
(97)	$ As % of Ending Pool Balance	0.094%	0.054%	0.109%	0.109%
(98)	# of Receivables	43	34	47	54
(99)	# As % of Ending Pool # of Receivables	0.100%	0.076%	0.102%	0.113%
(100)	Receivables 120+ Days Delinquent	$143,657.44	$299,398.29	$286,962.62	$202,691.34
(101)	$ As % of Ending Pool Balance	0.035%	0.069%	0.063%	0.042%
(102)	# of Receivables	18	32	27	25
(103)	# As % of Ending Pool # of Receivables	0.042%	0.072%	0.059%	0.053%
(104)	Total Delinquencies	$4,786,064.91	$6,410,730.51	$7,055,067.86	$7,416,266.57
(105)	$ As % of Ending Pool Balance	1.173%	1.480%	1.545%	1.538%
(106)	# of Receivables	469	602	649	678
(107)	# As % of Ending Pool # of Receivables	1.092%	1.347%	1.407%	1.424%
(108)	Receivables 60+ Days Delinquent	$1,525,291.78	$1,668,712.40	$1,731,930.93	$2,041,918.09
(109)	$ As % of Ending Pool Balance	0.374%	0.385%	0.379%	0.423%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$395,050.71	$287,776.81	$388,675.43	$402,141.14
(112)	# of Receivables	43	25	40	36

Name: Kim Taylor
Title: Senior Vice President
April 10, 2019